Pay vs Performance Disclosure number in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT Total for Former CEO ($)(a)	SCT Total for Current CEO ($)(b)	CAP to Former CEO ($)(c)	CAP to Current CEO ($)(c)	Average SCT Total for Other Named Executive Officers (NEOs) ($)(d)	Average CAP to Other Named Officers (NEOs) ($)(c)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)(g)	Company Selected Measure
Fiscal Year							Company Total Shareholder Return ($)(e)	2024 Peer Group Shareholder Return ($)(f)		Adjusted EBITDA #(h)
2025	—	14,838,324	—	(8,657,205)	5,558,196	2,740,319	104	127	(3,516)	2,976
2024	15,293,363	20,732,570	5,255,432	47,741,451	4,467,453	9,418,104	136	114	557	1,986
2023	12,845,526		6,482,688		2,975,016	1,332,603	88	103	288	2,234
2022	13,654,752		14,622,299		2,611,637	1,443,810	80	85	1,504	2,859
2021	15,228,707		12,582,246		3,102,918	2,287,800	104	101	1,752	3,108

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Represents the total compensation reported for Mr. Sutton (our "Former CEO") for each corresponding year. For fiscal years 2025, 2024, 2023, 2022 and
2021, Mr. Sutton was the Chief Executive Officer (CEO) for the Company. Mr. Sutton retired as CEO effective April 30, 2025. Our CEO is our PEO.
Represents the total compensation reported for Mr. Silvernail (our "Current CEO"). Mr. Silvernail assumed the role of CEO effective May 1, 2024. Each of the four fiscal years presented include the average SCT totals of the other NEOs as applicable in each reporting year. The Company's other
NEOs for the applicable reporting years were as follows:
(i)2025: Messrs. Loeffler, Hamic, Nicholls, Roman, and Saab.
(ii)2024: Messrs. Nicholls, Hamic, Saab, Gregory T. Wanta, and Thomas J. Plath. Mr. Wanta, a former senior vice president, retired effective
September 30, 2024. Mr. Plath, a former senior vice president, left the Company on December 31, 2024.
(iii)2023: Messrs. Nicholls, Wanta, Plath, Hamic and Ms. Sharon Ryan, a former senior vice president, who retired effective June 30, 2022.
(iv)2021: Ms. Ryan and Messrs. Nicholls, Wanta, Plath, Jean-Michel Ribieras and Mr. W. Michael Amick, Jr., each a former senior vice president, separated from the Company in 2022 following completion of the spinoff of our paper business.
(v)2021: Ms. Ryan, Messrs. Nicholls, Ribieras, and Wanta.

Peer Group Issuers, Footnote	Peer group companies reflect the same peer group used for purposes of the performance graph under Regulation S-K Item 201(e)(1)(ii) as set forth in the
Company’s Annual Report on Form 10-K for the year ended December 31, 2025. For the year ended December 31, 2025, the peer group companies were
Klabin S.A., Mondi Group, Packaging Corporation of America, and Stora Enso Group. We removed DS Smith Ltd. from the peer group due to our
			acquisition, which we completed on January 31, 2025. The amount represents an initial fixed December 31, 2019, assuming reinvestment of all dividends.
Adjustment To PEO Compensation, Footnote	To calculate CAP, adjustments were made to the amounts reported in SCT. A reconciliation of the adjustments for our Former CEO, Current CEO and the average of the other NEOs in 2025 can be found in the following supplemental tables.
CEO SCT Total to CAP Reconciliation:

	Deductions from SCT Total			Additions to SCT Total
Year	SCT Current CEO Total ($)(i)	Stock Awards ($)(ii)		Equity Value ($)(iii)	Pension Value ($)	CAP ($)
2025	14,838,324	(12,174,818)	—	(11,320,711)	—	(8,657,205)
(i)Reflects the Total Compensation for our Current CEO reported in the SCT for each year shown.
(ii)Represents the grant date fair value of equity-based awards.
(iii)Represents the fair value of equity awards, adjusted for year-over-year change in values, including dividends. The additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below. In addition, the payout percentages match the Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the CEO; therefore, an addition to the SCT Total related to pension is not needed.
See Supplemental table below.
Supplemental
CEO Equity Component of CAP for FY 2025:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End Current CEO ($)(1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($)(2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($)(3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($)(4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($)(5)
2025	PSUs	7,448,525	(18,769,236)	—	—	—	(11,320,711)
Equity awards granted to our Current CEO during the applicable periods include PSUs granted in 2024 and 2025. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. RSU awards are earned and vest ratably, in three equal installments over a three-year period, regardless of Company performance. Unvested awards remain subject to significant risk of forfeiture conditions and possible future declines in value based on changes in our stock price. See Section 4, “Elements of Our Compensation
			Program-Long-Term Incentive Plan.”
Non-PEO NEO Average Total Compensation Amount			$ 5,558,196	$ 4,467,453	$ 2,975,016	$ 2,611,637	$ 3,102,918
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,740,319	9,418,104	1,332,603	1,443,810	2,287,800
Adjustment to Non-PEO NEO Compensation Footnote	Average Other NEOs SCT Total to CAP Reconciliation:

		Deductions to SCT Total		Additions to SCT Total
Year	SCT Total ($)(i)	Stock Awards ($)(ii)	Change in Pension Value ($)	Equity Value ($)(iii)	Pension Value ($)	CAP ($)
2025	5,558,196	(3,489,238)	—	671,361	—	2,740,319
(i)Reflects the average of the other NEOs’ Total Compensation reported in the SCT.
(ii)Represents the average of the other NEOs’ grant date fair value of equity-based awards granted each year.
(iii)Represents the average fair value of equity, adjusted for year-over-year changes in values, including dividends. The additions to the SCT Total reflect the average of the other NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2025 is further detailed in the supplemental table below. In addition, the payout percentages match the
Company’s financial accounting for compensation expense purposes. There is no pension service cost or prior service cost for the other NEOs; therefore, an addition to the SCT Total related to pension is not needed. See Supplemental table below.
Supplemental
Average Other NEOs Equity Component of CAP for FY 2025:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End ($)(1)	Year-Over-Year Change in Value of Prior Years’ Awards Unvested at Year End ($)(2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year ($)(3)	Year-Over-Year Change in Value of Prior Years’ Awards That Vested During the Year ($)(4)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During the Year ($)(5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)(6)
2025	PSUs	1,540,543	(658,652)	—	(588,189)	—	—	293,702
2025	RSUs	256,125	(186,095)	297,815	9,814	—	—	377,659
Equity awards granted to our other NEOs during the applicable periods included RSUs granted in 2025 which are subject to time-based vesting conditions, as well as PSUs granted in 2021, 2022, 2023, 2024, and 2025. PSU awards have a three-year performance period and are earned, in full or part, based upon the Company’s achievement of specified performance objectives. Generally, RSU awards are earned and vest ratably, in three equal installments over a three-year period, regardless of Company performance. See Section 4, "Elements of Our Compensation Program-Long-Term
			Incentive Plan.”
Compensation Actually Paid vs. Total Shareholder Return

Pay Versus TSR 2021 - December 31, 2025

¢	CEO 1 CAP	¢	CEO 2 CAP	¢	Other NEOs' Avg. CAP	IP TSR	Peer TSR

Compensation Actually Paid vs. Net Income

Pay Versus Net Income 2021 - December 31, 2025

¢	CEO 1 CAP	¢	CEO 2 CAP	¢	Other NEOs' Avg. CAP	IP Net Income

Compensation Actually Paid vs. Company Selected Measure

Pay Versus Adjusted EBITDA 2021 - December 31, 2025

¢	CEO 1 CAP	¢	CEO 2 CAP	¢	Other NEOs Avg. CAP	IP Adjusted EBITDA

Total Shareholder Return Vs Peer Group

Pay Versus TSR 2021 - December 31, 2025

¢	CEO 1 CAP	¢	CEO 2 CAP	¢	Other NEOs' Avg. CAP	IP TSR	Peer TSR

Tabular List, Table

Relative Total Shareholder Return (TSR)
Net Income
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)

Total Shareholder Return Amount			$ 104	136	88	80	104
Peer Group Total Shareholder Return Amount			127	114	103	85	101
Net Income (Loss)			$ (3,516,000,000)	$ 557,000,000	$ 288,000,000	$ 1,504,000,000	$ 1,752,000,000
Company Selected Measure Amount			2,976	1,986	2,234	2,859	3,108
PEO Name	Mr. Sutton	Mr. Silvernail	Mr. Silvernail		Mr. Sutton	Mr. Sutton
Additional 402(v) Disclosure	The amount represents the value of an initial fixed $100 Investment in International Paper common stock on December 31, 2019, assuming reinvestment of all dividends.
Represents the Company’s Net Earnings (Loss) Attributable to International Paper (in millions) for each applicable fiscal year-end 2025, 2024, 2023, 2022 and 2021.

Measure:: 1
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name			Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
Non-GAAP Measure Description	Adjusted EBITDA, a non-GAAP measure, is defined as Earnings Before Interest, Taxes, Depreciation and Amortization. Adjusted EBITDA means
(i) earnings from continuing operations before interest, income taxes and equity earnings, cumulative effect of accounting changes, before the impact of special items and non-operating pension expense plus interest expense, net and depreciation and amortization, and cost of timber harvested. The
Adjusted EBITDA metric excludes the impact of non-operating pension expense and special items. Adjusted EBITDA may be adjusted, in the MDCC’s sole discretion, for any impact of acquisitions, divestitures, and/or the effect of changes in tax laws, accounting principles or other laws or provisions affecting reported results, and/or to reflect the impact of any significant, one-time event, including, but not limited to, epidemics/pandemics, wars/invasions/
hostilities (whether war is declared or not), natural disasters with significant impact on our operations, the imposition of new or increased tariffs as well as the potential impact of retaliatory tariffs and other penalties including retaliatory policies against the United States and global trade tensions, or any other
			significant, one-time events the MDCC deems appropriate for an adjustment. For additional information on Adjusted EBITDA, see Appendix A.
Silvernail [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 14,838,324	$ 20,732,570
PEO Actually Paid Compensation Amount			(8,657,205)	47,741,451
Sutton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				15,293,363	$ 12,845,526	$ 13,654,752	$ 15,228,707
PEO Actually Paid Compensation Amount				$ 5,255,432	$ 6,482,688	$ 14,622,299	$ 12,582,246
PEO | Silvernail [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Silvernail [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,174,818)
PEO | Silvernail [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,320,711)
PEO | Silvernail [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,448,525
PEO | Silvernail [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,769,236)
PEO | Silvernail [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Silvernail [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Silvernail [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,489,238)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			671,361
Adjustment to Compensation Amount, Performance Stock Units			293,702
Adjustment to Compensation Amount, Restricted Stock Units			377,659
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Performance Stock Units			1,540,543
Adjustment to Compensation Amount, Restricted Stock Units			256,125
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Performance Stock Units			(658,652)
Adjustment to Compensation Amount, Restricted Stock Units			(186,095)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Performance Stock Units			0
Adjustment to Compensation Amount, Restricted Stock Units			297,815
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Performance Stock Units			(588,189)
Adjustment to Compensation Amount, Restricted Stock Units			9,814
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Performance Stock Units			0
Adjustment to Compensation Amount, Restricted Stock Units			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Performance Stock Units			0
Adjustment to Compensation Amount, Restricted Stock Units			$ 0